Summary of Significant Accounting Policies and Practices (Details Narrative)		12 Months Ended
	Oct. 10, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 JPY (¥) shares	Dec. 31, 2024 JPY (¥) shares	Dec. 31, 2023 JPY (¥)	Dec. 31, 2025 JPY (¥)	Oct. 10, 2025 JPY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)
Product Information [Line Items]
American depositary shares | shares	1,250,000
Net proceeds	$ 4,300,000						¥ 658,700,000
Foreign currency transactions		Translations of amounts in the consolidated balance sheets, consolidated statements of income, and consolidated statements of cash flows from JPY into US$ as of and for the fiscal year ended December 31, 2025 are solely for the convenience of the reader and were calculated at the noon buying rate of $1 = JPY156.80, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the JPY amounts could have been, or could be, converted, realized, or settled into US$ at such rate or at any other rate.	Translations of amounts in the consolidated balance sheets, consolidated statements of income, and consolidated statements of cash flows from JPY into US$ as of and for the fiscal year ended December 31, 2025 are solely for the convenience of the reader and were calculated at the noon buying rate of $1 = JPY156.80, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the JPY amounts could have been, or could be, converted, realized, or settled into US$ at such rate or at any other rate.
Cash | ¥						¥ 0			¥ 0
Allowance for credit losses of accounts receivable		$ 47,231	¥ 7,405,870	¥ 3,648,121
Total deferred expenses		141,438				22,177,409			29,643,193
Impairment of long-lived assets | ¥			0	0
Generating net proceeds	$ 4,302,198						¥ 658,666,480
Charges related to IPO		1,936,730	303,679,188
Deferred IPO costs		932,380				146,197,123		$ 1,004,350	157,482,065
Deferred offering cost | ¥						¥ 0			¥ 157,482,065
Registration fees		443,210	69,495,358	74,944,416	¥ 88,333,192
Advertising expenses		731,729	114,735,159	111,741,975	78,836,878
Grant income		$ 107,279	¥ 16,821,366	¥ 17,038,263	¥ 14,461,568
Dilutive shares | shares		3,000	3,000	1,610,352
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage		10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage		10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage					12.80%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Vendor [Member]
Product Information [Line Items]
Concentration risk percentage		10.00%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | A Vendor [Member]
Product Information [Line Items]
Concentration risk percentage		21.60%	21.60%	21.20%
Accounts Payable [Member] | Customer Concentration Risk [Member] | B Vendor [Member]
Product Information [Line Items]
Concentration risk percentage				12.60%
Accounts Payable [Member] | Customer Concentration Risk [Member] | C Vendor [Member]
Product Information [Line Items]
Concentration risk percentage		10.10%	10.10%	10.40%
IPO [Member]
Product Information [Line Items]
Issuance of ordinary shares, shares | shares	1,250,000